Derivative instruments - Summary of derivatives outstanding (Detail) bbl in Thousands, MMBTU in Thousands	Mar. 31, 2017 MMBTU bbl $ / MMBTU $ / bbl	Jan. 31, 2017 MMBTU bbl $ / MMBTU $ / bbl	Dec. 31, 2016 MMBTU bbl $ / MMBTU $ / bbl
Swaps | Derivative Maturing in 2017 | Natural Gas Derivative Contracts
Derivative [Line Items]
Volume | MMBTU	7,091
Weighted average fixed price | $ / MMBTU	3.34
Swaps | Derivative Maturing in 2017 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl	2,704
Weighted average fixed price	54.97
Swaps | Derivative Maturing in 2018 | Natural Gas Derivative Contracts
Derivative [Line Items]
Volume | MMBTU	5,861
Weighted average fixed price | $ / MMBTU	3.03
Swaps | Derivative Maturing in 2018 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl	2,116
Weighted average fixed price	54.92
Swaps | Derivative Maturing in 2019 | Natural Gas Derivative Contracts
Derivative [Line Items]
Volume | MMBTU	3,322
Weighted average fixed price | $ / MMBTU	2.86
Swaps | Derivative Maturing in 2019 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl	1,312
Weighted average fixed price	54.26
Collars | Derivative Maturing in 2018 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl	183
Weighted average fixed price per Bbl, purchased puts	50.00
Weighted average fixed price per Bbl, sold calls	60.50
Predecessor | Swaps | Derivative Maturing in 2017 | Natural Gas Derivative Contracts
Derivative [Line Items]
Volume | MMBTU		154	9,575
Weighted average fixed price | $ / MMBTU			3.34
Fixed price | $ / MMBTU		3.40
Predecessor | Swaps | Derivative Maturing in 2017 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl			3,631
Weighted average fixed price			54.97
Predecessor | Swaps | Derivative Maturing in 2018 | Natural Gas Derivative Contracts
Derivative [Line Items]
Volume | MMBTU			5,861
Weighted average fixed price | $ / MMBTU			3.03
Predecessor | Swaps | Derivative Maturing in 2018 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl			2,116
Weighted average fixed price			54.92
Predecessor | Swaps | Derivative Maturing in 2019 | Natural Gas Derivative Contracts
Derivative [Line Items]
Volume | MMBTU			3,322
Weighted average fixed price | $ / MMBTU			2.86
Predecessor | Swaps | Derivative Maturing in 2019 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl		108	1,204
Weighted average fixed price			54.25
Fixed price		54.40
Predecessor | Collars | Derivative Maturing in 2018 | Crude Oil Derivative Contracts
Derivative [Line Items]
Volume | bbl			183
Weighted average fixed price per Bbl, purchased puts			50.00
Weighted average fixed price per Bbl, sold calls			60.50